Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002000638
Registrant Name	iShares Ethereum Trust ETF
Registration File Number	333-275583
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	iShares Ethereum Trust ETF
Street 1	C/O ISHARES DELAWARE TRUST SPONSOR, LLC
Street 2	400 HOWARD STREET
City	SAN FRANCISCO
State or Country Code	CA
Zip Code	94105
Reporting FY End Date	Dec. 31, 2025